(Loss)/earnings per share - Diluted (loss)/earnings per share (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
(Loss)/earnings per share
Profit attributable to equity shareholders	¥ 1,768,926,000	¥ 638,170,000
Weighted average number of ordinary shares, basic	1,243,320,377	1,205,527,348	1,104,371,475
Dilutive effect of share incentive plan	7,224,739	11,110,091
Weighted average number of ordinary shares, diluted	1,250,545,116	1,216,637,439